Subsequent events, textuals (Details) - Subsequent Event [Member] - USD ($) $ in Thousands	2 Months Ended	6 Months Ended	7 Months Ended		8 Months Ended
	Sep. 07, 2017	Jul. 05, 2017	Jul. 31, 2017	Jul. 27, 2017	Aug. 24, 2017
Subsequent Event [Line Items]
Stockholders Equity Reverse Stock Split		1-for-7 reverse stock split on its issued and outstanding common stock.		1-for-6 reverse stock split on its issued and outstanding common stock.	1-for-7 reverse stock split on its issued and outstanding common stock.
Preferred shares converted	7,055
Conversion of Series B preferred stock to common stock	2,592,297
Consecutive business days below minimum requirement			30 days
Market value of publicly held shares was below			$ 5,000
Grace period to regain compliance			180 days
Addiewell LTD [Member]
Subsequent Event [Line Items]
Repayment of the loan	$ 7,500
Series B Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
Conversion of Series B preferred stock to common stock	35,814
Total proceeds	$ 7,500
Number of warrants	7,500